LONG-TERM INVESTMENTS- Investment Cost (Details) - Jiangsu Yitong High-Tech Co, Ltd ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Goodwill [Member]
Schedule of Equity Method Investments [Line Items]
Positive basis difference	¥ 636,672
Other Intangible Assets [Member]
Schedule of Equity Method Investments [Line Items]
Positive basis difference	173,524
Other Assets [Member]
Schedule of Equity Method Investments [Line Items]
Positive basis difference	¥ 13,334